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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03-31-2006
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York             03-31-2006
-------------------          ------------------             ----------
   (Signature)                 (City, State)                  (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           74
                                         -----------
Form 13F Information Table Value Total:      940,400
                                         -----------
                                         (thousands)


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
                                 TITLE                FORM 13F INFORMATION TABLE
                                  OF                  VALUE     SHARES/   SH/   PUT/   INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP     (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS   SOLE      SHARED   NONE
        --------------           -----     -----     --------   -------   ---   ----   -------   --------   ----      ------   ----
Alliance Capital Mgmt          COM              01881G106     5393    81400 SH       SOLE                    81400
Allied Capital Corp.           COM              01903Q108     4902   160200 SH       SOLE                   160200
Altria Group Inc               COM              02209S103     3231    45600 SH       SOLE                    45600
Anadarko                       COM              032511107    13232   131000 SH       SOLE                                     131000
Anglo American plc             COM              03485P102    23890  1222000 SH       SOLE                   181160           1040840
Archer Daniels                 COM              039483102    22637   672720 SH       SOLE                                     672720
Arrow Electronics              COM              042735100    12927   400600 SH       SOLE                                     400600
Ascendas Real Estate Investmen COM              Y0205X103       21    16000 SH       SOLE                    16000
BRE Properties                 COM              05564E106     3024    54000 SH       SOLE                    54000
Bank of America                COM              060505104    26404   579800 SH       SOLE                    77500            502300
Bellsouth Corp                 COM              079860102    30064   867650 SH       SOLE                   167600            700050
Borg Warner Inc.               COM              099724106    15643   260540 SH       SOLE                                     260540
Cameco Corp                    COM              13321L108     1771    49200 SH       SOLE                                      49200
Canadian National              COM              136375102    14545   321220 SH       SOLE                                     321220
Canadian Pacific Ltd           COM              13645T100    14511   290400 SH       SOLE                                     290400
Chevron Corp                   COM              166764100     2649    45700 SH       SOLE                    45700
Chubb Corp                     COM              171232101    26714   279900 SH       SOLE                                     279900
Citigroup, Inc.                COM              172967101    16385   346920 SH       SOLE                    85420            261500
Compass Bancshares             COM              20449H109     2964    58550 SH       SOLE                    58550
ConocoPhilips                  COM              20825C104     9684   153350 SH       SOLE                    21950            131400
Dow Chemical                   COM              260543103     2874    70800 SH       SOLE                    70800
Encana Corp                    COM              292505104    18063   386550 SH       SOLE                                     386550
Equity Res. Properties         COM              29476L107     1687    36050 SH       SOLE                    36050
General Electric               COM              369604103    23861   686050 SH       SOLE                                     686050
General Mills                  COM              370334104    13998   276200 SH       SOLE                                     276200
HJ Heinz CO                    COM              423074103     4827   127300 SH       SOLE                   127300
Hartford Financial             COM              416515104    23339   289750 SH       SOLE                                     289750
Health Care Properties Invt    COM              421915109     3536   124500 SH       SOLE                   124500
Healthcare Realty Tr.          COM              421946104     2254    60300 SH       SOLE                    60300
Hewlett Packard                COM              428236103    26749   813050 SH       SOLE                                     813050
Home Depot                     COM              437076102    26311   622000 SH       SOLE                                     622000
IOI Properties Berhad          COM              6502458         48    22000 SH       SOLE                    22000
JP Morgan Chase                COM              46625H100    32242   774310 SH       SOLE                   119600            654710
Merrill Lynch & Co.            COM              590188108    24053   305400 SH       SOLE                                     305400
Metlife Inc.                   COM              59156R108    22790   471150 SH       SOLE                                     471150
Nat. Bank of Canada            COM              633067103     1770    32050 SH       SOLE                    32050
PPG Industries Inc.            COM              693506107     2825    44600 SH       SOLE                    44600
Parkway Holdings               COM              V71793109      108    71000 SH       SOLE                    71000
Petra Foods Ltd                COM              Y6804G102       16    21000 SH       SOLE                    21000
Pfizer Inc.                    COM              717081103    30440  1221500 SH       SOLE                   185400           1036100
Pinnacle West                  COM              723484101     3519    90000 SH       SOLE                    90000
Qantas Airways                 COM              Q77974105       64    25300 SH       SOLE                    25300
Raytheon Co.(New)              COM              755111507    26021   567650 SH       SOLE                    37000            530650
Regions Financial Corp         COM              7591EP100    30375   863650 SH       SOLE                   146450            717200
Rojana Indus Park - Foreign    COM              Y7323X147       77   217000 SH       SOLE                   217000
Sara Lee Corp                  COM              803111103      725    40550 SH       SOLE                    40550
Sarin Technologies             COM              573932KX7      107   157000 SH       SOLE                   157000
Schering Plough                COM              806605101     2848   150000 SH       SOLE                   150000
Singapore Telecom Ltd          COM              Y79985175       34    21000 SH       SOLE                    21000
Tat Hong Holdings Ltd          COM              Y8548U124      177   330000 SH       SOLE                   330000
Teco Energy Inc.               COM              872375100     3292   204200 SH       SOLE                   204200
Tidewater Inc.                 COM              886423102    18035   326550 SH       SOLE                                     326550
UBS Securities                 COM              H8920M855    32986   299950 SH       SOLE                    50950            249000
Unicredito Italiano SpA        COM              T95132105      119    16350 SH       SOLE                    16350
Verizon                        COM              92343V104    30453   894100 SH       SOLE                   155100            739000
Wachovia Corp 2nd New          COM              929903102    27997   499500 SH       SOLE                    90900            408600
Weyerhaeuser & Co              COM              962166104    28976   400050 SH       SOLE                    68600            331450
Wyeth                          COM              983024100    24964   514500 SH       SOLE                                     514500
Ford Motor Cap Tr II           PFD              345395206     2963    98600 SH       SOLE                    98600
Australia & New Zealand Bkg AD ADR              052528304     4134    43550 SH       SOLE                    43550
Barclays Bank ADR              ADR              06738E204      672    14350 SH       SOLE                    14350
Cemex SA                       ADR              151290889    33159   507950 SH       SOLE                    93550            414400
Companhia Energetica de Minas  ADR              204409601     2061    45330 SH       SOLE                    45330
Diageo PLC ADR                 ADR              25243Q205    29558   466000 SH       SOLE                    68600            397400
GlaxoSmithkline - ADR          ADR              37733W105    27562   526900 SH       SOLE                    95950            430950
Icici Bank - ADR               ADR              45104G104    10222   369300 SH       SOLE                     3100            366200
Kimberly Clark of Mex          ADR              494386204      466    27270 SH       SOLE                    27270
Nestles SA ADR                 ADR              641069406    16878   233120 SH       SOLE                      920            232200
New Zealand Tele.              ADR              879278208     1895    69380 SH       SOLE                    69380
Nokia Sponsored ADR            ADR              654902204    24577  1186150 SH       SOLE                     5250           1180900
Petrochina Co. Ltd - ADR       ADR              71646E100     3345    31870 SH       SOLE                    31870
Petroleo Brasileiro            ADR              71654V408    15458   178350 SH       SOLE                    51550            126800
Taiwan Semiconductor Mfg Co    ADR              874039100      105    10400 SH       SOLE                    10400
Unilever NV                    ADR              904784709    24192   349500 SH       SOLE                    70020             27948

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